Shareholder Report, Line Graph (Details) B197878_Direxion Daily Pharmaceutical - Medical Bull 3X Shares_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 15, 2017	Oct. 31, 2025
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Direxion Daily Pharmaceutical & Medical Bull 3X Shares NAV
Accumulated Value	$ 3,753	$ 2,109	$ 4,127	$ 7,338	$ 6,386	$ 6,345	$ 10,649	$ 10,000	$ 3,754
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index
Accumulated Value	24,915	18,052	16,390	19,194	13,431	12,242	10,708	10,000	$ 30,260
S&P Pharmaceuticals Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Pharmaceuticals Select Industry Index
Accumulated Value	$ 11,976	$ 9,198	$ 10,715	$ 12,023	$ 10,973	$ 9,546	$ 10,570	$ 10,000	$ 13,049